Acquisitions and Divestitures (Eagle Rock PPA) (Details) - Eagle Rock Midstream Acquisition [Member] $ in Millions	Jul. 01, 2014 USD ($)
Business Acquisition [Line Items]
Total current assets	$ 113
Property, plant and equipment	1,295
Goodwill(1)	59
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	1,467
Total current liabilities	116
Long-term debt, less current maturities	499
Other non-current liabilities	11
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	626
Total consideration	$ 841